Derivatives - Summary of Hedging Instruments by Term to Maturity (Parenthetical) (Detail) $ in Billions	12 Months Ended
Oct. 31, 2018 CAD ($)
Net investment hedges [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Carrying value of foreign currency denominated deposit liabilities	$ 15.3
Multiple derivatives including interest rate swaps [member] | Cross-currency interest rate swaps [member]
Disclosure of hedging instruments by term to maturity [line items]
Notional amount	$ 105.8